Summary of Significant Accounting Policies and Use of Estimates and Judgments	12 Months Ended
Dec. 31, 2022
Significant accounting policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES AND JUDGMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES AND JUDGMENTS

Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on a weighted average cost and includes expenditure incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Expenditures that extend the life of the asset are capitalized and depreciated. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets. Management evaluates the useful lives and method of depreciation at least annually and accounts for any changes to the useful life or method prospectively. Maintenance and repairs are charged to expense as incurred; cost of major additions and betterments are capitalized.

The estimated useful lives are:

Laboratory equipment	5 – 10 years
Office equipment	3 – 10 years
Right-of-use assets	Lease terms

Impairment of Non-Financial Assets

The Company performs impairment tests on its long-lived assets, including property and equipment when new events or circumstances occur, or when new information becomes available relating to their recoverability. When the recoverable amount of each separately identifiable asset or cash generating unit (“CGU”) is less than its carrying value, the asset or CGU’s assets are written down to their recoverable amount with the impairment loss charged against profit or loss. A reversal of the impairment loss in a subsequent period will be charged against profit or loss if there is a significant reversal of the circumstances that caused the original impairment. The impairment will be reversed up to the amount of depreciated carrying value that would have otherwise occurred if the impairment loss had not occurred.

The CGU’s recoverable amount Is evaluated using fair value less costs to sell calculations. In calculating the recoverable amount, the Company utilizes discounted cash flow techniques to determine fair value when it is not possible to determine fair value from active markets or a written offer to purchase. Management calculates the discounted cash flows based upon its best estimate of a number of economic, operating, engineering, environmental, political and social assumptions. Any changes in the assumptions due to changing circumstances may affect the calculation of the recoverable amount.

Leases

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration, the Company has the right to obtain substantially all of the economic benefits from the use of the asset through the specified period, and the Company has the right to direct the use of the specified assets, which involves the right to make the decisions that are most relevant to its use. The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets, which are recognized in profit or loss as the expense is incurred.

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. Lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. Lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Company uses the rate implicit in the lease, or if not readily determinable, its incremental borrowing rate (“IBR”). After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset. Upon a remeasurement of a lease liability, the Company records a proportionate adjustment to the corresponding right-of-use asset. If the remeasurement results in a reduction of the right-of-use asset to nil, the difference is recorded in the statements of profit or loss in the period of occurrence.

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

Convertible Debt

Convertible loans are bifurcated into a debt component and a conversion right if the latter is an equity instrument. The conversion right of a convertible loan is not an equity instrument but a liability if some conversion features of the loan lead to a conversion into a variable number of shares. In this case it has to be assessed if embedded derivatives need to be separated from the host contract. If this is the case, the remaining host contract is measured at amortized cost and the separated embedded derivative is measured at fair value through profit or loss until the loan is converted into equity or becomes due for repayment. The conversion features and other repayment options provided for in the contract are identified as a combined embedded derivative if they share the same risk exposure and are interdependent.

Revenue Recognition

The Company’s revenue is primarily derived through providing genetic diagnostic tests to customers. The Company recognizes revenue in accordance with IFRS 15–- “Revenue from Contracts with Customers”.

In accordance with IFRS 15, revenue is recognized upon the satisfaction of performance obligations. Performance obligations are satisfied at the point at which control of the promised goods or services are transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to receive for those goods and services.

The Company sells its genetic diagnostic testing kits to both laboratory partners and directly to patients who are the end users of the product. Upon the delivery of our products to laboratory partners the Company has completed its performance obligations and as such revenue is recorded upon delivery. Sales to patients, or end users, where samples are sent to our diagnostic lab for testing and evaluation, are recognized when they are delivered to the end user, returned to our laboratory, and testing results have been delivered. Revenue from these sales is deferred on our Statement of Financial Position until recognition.

Cost of revenue

Cost of revenue consists of patient test kits and laboratory kits sold to laboratory partners and patients. In the case of test performed in our diagnostic laboratory Cost of Revenue also includes the labor and overhead related to the performance of those test.

Research and Development

Expenditure on research activities, undertaken with the prospect of gaining new technical knowledge and understanding, is recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labor, overhead costs that are directly attributable to preparing the asset for its intended use, and borrowing costs on qualifying assets. Other development expenditures are recognized in profit or loss as incurred.

Research and development costs incurred subsequent to the acquisition of externally acquired intangible assets and on internally generated intangible assets are accounted for as research and development costs.

Financial Instruments

a)	Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

b)	Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment. The Company’s financial assets measured at amortized cost are comprised of its cash and trade and other receivables, net. The Company’s financial liabilities measured at amortized cost are comprised of its accounts payable and accrued liabilities, loans payable, loans payable – related party, convertible debt, convertible debt – related parties, silent partnerships, silent partnerships – related party and lease liabilities.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the statements of loss and comprehensive loss in the period in which they arise.

Debt instruments at FVTOCI

These assets are initially measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses associated with changes in fair value are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss. The Company does not hold any debt instruments at FVTOCI.

Equity instruments at FVTOCI

These assets are initially measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses associated with changes in fair value are recognized in OCI and are never reclassified to profit or loss. The Company does not hold any equity instruments at FVTOCI.

c)	Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company shall recognize in the statements of loss and comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

d)	Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and/or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Gains and losses on derecognition are generally recognized in profit or loss.

Foreign Currency Translation

The functional currency is determined using the currency of the primary economic environment in which that entity operates. The functional currency, as determined by management, of the Company is the Euro (EUR).

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the period-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items or on settlement of monetary items are recognized in the statement of comprehensive loss in the period in which they arise, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognized in other comprehensive income to the extent that gains and losses arising on those non-monetary items are also recognized in other comprehensive income. Where the non-monetary gain or loss is recognized in profit or loss, the exchange component is also recognized in profit or loss.

The Company’s presentation currency is the US dollar. For presentation purposes, all amounts are translated from the Euro functional currency to the US dollar presentation currency for each period using the exchange rate at the end of each reporting period for the statement of financial position. Revenues and expenses are translated on the basis of average exchange rates during the year.

Exchange gains and losses arising from translation to the Company’s presentation currency are recorded as exchange differences on translation to reporting currency, which is included in other comprehensive income (loss).

Income Taxes

Current income tax:

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax:

Deferred tax is recognized on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that future taxable income will be available to allow all or part of the temporary differences to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted and are expected to apply by the end of the reporting period. Deferred tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Government Grants

Government grants are recognized when there is reasonable assurance that the grant will be received and that the Company will comply with the conditions attached to them. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

Loans received from government grants are recognized initially at fair value, with the difference between the fair value of the loan based on prevailing market interest rates and the amount received recorded as a government grant gain in the statements of loss and comprehensive loss.

Share-Based Compensation

Our stock option grants may contain time based or market-based vesting provisions. Time based options are expensed on a straight-line basis over the vesting period. Market based options (“MBOs”) are expensed on a straight-line basis over the derived service period, even if the market condition is not achieved.

The fair value of the stock options is determined on the grant date and is affected by our stock price and other assumptions regarding a number of complex and subjective variables. These variables include our expected stock price volatility over the term of the awards, risk free interest rates, expected dividends, and the expected option exercise term. The Company estimates the fair value of time-based stock options using the Black-Scholes-Merton pricing model. The simplified method is used to estimate the expected term of stock options due to a lack of related historical data regarding exercise, cancellation, and forfeiture. For MBOs, the fair value is estimated using Monte Carlo simulation techniques.

Where an equity-settled award is cancelled, it is treated as if it vested on the date of the cancellation and any expense not yet recognized for the award (being the total expense as calculated at the grant date) is recognized immediately. This includes any awards where vesting conditions within the control of either the Company or the employee are not met. However, if a new award is substituted for the cancelled award and designated as a replacement award on the date that it is granted, the cancelled award and new awards are treated as if they were a modification of the original awards.

Loss per Share

Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the loss attributable to common shareholders equals the reported loss attributable to owners of the Company. As the Company has recorded net losses from operations in all periods presented, it has excluded stock options and warrants from the Loss per Share calculation as the exercise of such would be anti-dilutive.

Segment Report

The Company operates in one operating segment, genetic diagnostic testing.

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation.

Critical Accounting Estimates and Significant Management Judgments

The preparation of financial statements in accordance with IFRS requires the Company to use judgment in applying its accounting policies and make estimates and assumptions about reported amounts at the date of the financial statements and in the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Useful lives of property and equipment

Estimates of the useful lives of property and equipment are based on the period over which the assets are expected to be available for use. The estimated useful lives are reviewed annually and are updated if expectations differ from previous estimates due to physical wear and tear, technical or commercial obsolescence, not electing to exercise renewal options on Leases, and legal or other limits on the use of the relevant assets. In addition, the estimation of the useful lives of the relevant assets may be based on internal technical evaluation and experience with similar assets. It is possible, however, that future results of operations could be materially affected by changes in the estimates brought about by changes in the factors mentioned above. The amounts and timing of recorded expenses for any period would be affected by changes in these factors and circumstances. A reduction in the estimated useful lives of the property and equipment would increase the recorded expenses and decrease the non-current assets.

Provision for expected credit losses on trade receivables

The provision for expected credit losses on trade receivables are estimated based on historical information, customer concentrations, customer solvency, current economic and geographical trends, and changes in customer payment terms and practices. The Company will calibrate its provision matrix to adjust the historical credit loss experience with forward-looking information. The assessment of the correlation between historical observed default rates, forecast economic conditions and expected credit losses is a significant estimate. The amount of expected credit losses is sensitive to changes in circumstances and of forecast economic conditions. The Company’s historical credit loss experience and forecast of economic conditions may also not be representative of customers’ actual default in the future.

Estimating the incremental borrowing rate on leases

The Company cannot readily determine the interest rate implicit in leases where it is the lessee. As such, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of comparable value to the right-of-use asset in a similar economic environment. IBR therefore reflects what the Company “would have to pay”, which requires estimation when no observable rates are available or where the applicable rates need to be adjusted to reflect the terms and conditions of the lease. The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates.

Estimating the fair value of share-based payment transactions

The Company utilizes a Black-Scholes model, or where appropriate, a Monte-Carlo Simulation to estimate the fair value of its share-based payments. In applying these models, management must estimate the expected future volatility of the Company’s estimated share price, and makes such assumptions based on a proxy of publicly-listed entities under an expectation that historical volatility is representative of the expected future volatility. Additionally, estimates have been made by management, in respect of the performance warrants, regarding the length of the vesting period as well as the number of performance warrants that are likely to vest.

Estimating the fair value of financial instruments

When the Company recognizes a financial instrument, where there is no active market for such instrument, the Company utilizes alternative valuation methods. The Company utilizes inputs from observable markets to the extent that an appropriate market can be identified, but when there is a lack of such a market, the Company applies judgment to determine a fair value. Such judgments require those such as risk and volatility, of which changes in such assumptions may impact the fair value of the financial instrument.

Other significant judgments

The preparation of these financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant judgments in applying the Company’s financial statements include:

●	The assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to significant uncertainty;

●	The determination of the lease term of contracts with renewal and termination options;

●	Determination of the extent to which it is probable that future taxable income will be available to allow all or part of the temporary differences to be utilized;

●	Whether there are indicators of impairment of the Company’s long-lived assets.

●	Mainz Biomed N.V. did not constitute a business at the time of the contribution agreement (see Note 4); and

●	Development costs do not meet the conditions for capitalization in accordance with IAS 38 and therefore all research and development costs have been expensed as incurred.